Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000159719
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Class Name	Class A
Trading Symbol	APSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%	[1]
AssetsNet	$ 29,192,160
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 37,705
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,192,160
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$37,705
Portfolio Turnover	206%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	73.2%
Money Market Funds	26.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Mixed Allocation	1.4%
Money Market Funds	24.5%
Equity	31.4%
Fixed Income	34.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	34.1%
First American Government Obligations Fund, Class X	24.5%
Pinnacle Focused Opportunities ETF	18.3%
State Street SPDR S&P 500 ETF Trust	8.3%
First Trust Morningstar Dividend Leaders Index Fund	1.4%
Arrow Dow Jones Global Yield ETF	1.3%
State Street SPDR S&P Oil & Gas Exploration & Production ETF	1.0%
State Street Energy Select Sector SPDR ETF	0.9%
State Street Utilities Select Sector SPDR ETF	0.9%
VanEck Semiconductor ETF	0.6%

C000159720
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Class Name	Class C
Trading Symbol	CPSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.12%	[2]
AssetsNet	$ 29,192,160
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 37,705
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,192,160
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$37,705
Portfolio Turnover	206%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	73.2%
Money Market Funds	26.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Mixed Allocation	1.4%
Money Market Funds	24.5%
Equity	31.4%
Fixed Income	34.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	34.1%
First American Government Obligations Fund, Class X	24.5%
Pinnacle Focused Opportunities ETF	18.3%
State Street SPDR S&P 500 ETF Trust	8.3%
First Trust Morningstar Dividend Leaders Index Fund	1.4%
Arrow Dow Jones Global Yield ETF	1.3%
State Street SPDR S&P Oil & Gas Exploration & Production ETF	1.0%
State Street Energy Select Sector SPDR ETF	0.9%
State Street Utilities Select Sector SPDR ETF	0.9%
VanEck Semiconductor ETF	0.6%

C000159721
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Class Name	Class I
Trading Symbol	IPSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[3]
AssetsNet	$ 29,192,160
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 37,705
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,192,160
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$37,705
Portfolio Turnover	206%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	73.2%
Money Market Funds	26.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Mixed Allocation	1.4%
Money Market Funds	24.5%
Equity	31.4%
Fixed Income	34.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	34.1%
First American Government Obligations Fund, Class X	24.5%
Pinnacle Focused Opportunities ETF	18.3%
State Street SPDR S&P 500 ETF Trust	8.3%
First Trust Morningstar Dividend Leaders Index Fund	1.4%
Arrow Dow Jones Global Yield ETF	1.3%
State Street SPDR S&P Oil & Gas Exploration & Production ETF	1.0%
State Street Energy Select Sector SPDR ETF	0.9%
State Street Utilities Select Sector SPDR ETF	0.9%
VanEck Semiconductor ETF	0.6%

[1]	Annualized
[2]	Annualized
[3]	Annualized